Benefit Plans (Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Discount Rate (percentage)	4.00%	4.00%
Salary Scale (percentage)	4.00%	4.00%